Reconciliation of Liabilities Measured at Fair Value on Non-Recurring Basis (Detail) (Common stock warrants, USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair value of assets acquired and liabilities assumed, net at September 30, 2013	$ (1,181)
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets acquired and liabilities assumed, net	(1,181)
Fair value of assets acquired and liabilities assumed, net at September 30, 2013	$ (1,181)